TAXES (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(10.00%)	(10.00%)	(10.00%)
Preferential Blue Hat Pingxiang tax rate reduction	(12.50%)	(8.00%)	0.00%
Permanent difference	2.30%	0.10%	0.70%
Effective tax rate	4.80%	7.10%	15.70%